United States

Securities and Exchange Commission

Washington, D.C. 20549

Amended

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Companies

811-4489

(Investment Company Act File Number)

Federated U.S. Government Bond Fund

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant’s Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 8/31/10

Date of Reporting Period: Quarter ended 11/30/09

Item 1.	Schedule of Investments

Federated U.S. Government Bond Fund

Portfolio of Investments

November 30, 2009 (unaudited)

Principal Amount or Shares			Value
		U.S. Treasury – 73.5%
		U.S. Treasury Bonds – 73.5%
$3,000,000	[1]	8.750%, 5/15/2020	$4,433,437
6,000,000		8.000%, 11/15/2021	8,603,437
6,000,000		6.250%, 8/15/2023	7,605,937
1,000,000		6.875%, 8/15/2025	1,355,313
1,500,000		6.625%, 2/15/2027	1,999,688
5,000,000		6.125%, 11/15/2027	6,364,453
3,000,000		5.375%, 2/15/2031	3,536,719
15,000,000		4.375%, 2/15/2038	15,454,687
1,005,890		PO STRIP 2.500%, 1/15/2029	1,127,634
		TOTAL U.S. TREASURY (IDENTIFIED COST $48,042,167)	50,481,305
		Government Agencies – 22.7%
		Federal Farm Credit System – 5.8%
3,500,000		5.770%, 1/5/2027	3,935,493
		Federal Home Loan Bank System – 11.6%
1,750,000		5.500%, 7/15/2036	1,873,717
5,000,000		7.125%, 2/15/2030	6,110,819
		TOTAL	7,984,536
		Federal Home Loan Mortgage Corporation – 5.3%
3,500,000		5.625%, 11/23/2035	3,633,210
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $14,480,192)	15,553,239
		Mutual Fund – 2.8%
1,953,195	[2,3]	Government Obligations Fund, Institutional Shares, 0.06% (AT NET ASSET VALUE)	1,953,195
		TOTAL INVESTMENTS — 99.0% (IDENTIFIED COST $64,475,554)[4]	67,987,739
		OTHER ASSETS AND LIABILITIES - NET — 1.0%[5]	691,201
		TOTAL NET ASSETS — 100%	$68,678,940

At November 30, 2009, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
6U.S. Treasury Bond 30-Year Long Futures	15	1,840,781	March 2010	$35,241
6U.S. Treasury Notes 10-Year Long Futures	313	37,540,438	March 2010	$476,218
6U.S. Treasury Notes 2-Year Short Futures	100	21,789,063	March 2010	(72,090)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				439,369

Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities — Net”.

1	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding long and short futures contracts.
2	Affiliated company.
3	7-Day net yield.

4	At November 30, 2009, the cost of investments for federal tax purposes was $64,475,554. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $3,512,185. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,512,185.
5	Assets, other than investments in securities, less liabilities.
6	Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2009.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasury	$ —	$50,481,305	$ —	$50,481,305
Government Agencies	—	15,553,239	—	15,553,239
Mutual Fund	1,953,195	—	—	1,953,195
TOTAL SECURITIES	$1,953,195	$66,034,544	$ —	$67,987,739
Other Financial Instruments*	$439,369	$ —	$ —	$439,369
*	Other financial instruments include futures contracts.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated U.S. Government Bond Fund

By	/S/ RICHARD A. NOVAK
Richard A. Novak
Principal Financial Officer

Date June 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. CHRISTOPHER DONAHUE
J. Christopher Donahue
Principal Executive Officer

Date June 22, 2010

By	/S/ RICHARD A. NOVAK
Richard A. Novak
Principal Financial Officer

Date June 22, 2010

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